AST Multi-Sector Fixed Income Portfolio Annual Fund Operating Expenses - AST Multi-Sector Fixed Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
No Share Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.72%	[1]

[1]	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s net operating expenses do not exceed 0.7195% of the Portfolio’s average daily net assets through June 30, 2027. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.